Fair value (Details) - Schedule of assets and liabilities that are recognized in the financial statements - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022		Dec. 31, 2021
Assets measured at fair value:
Fair value	$ 528,734		$ 484,059
FVTPL [Member]
Assets measured at fair value:
Fair value	25,390		28,539
Quoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value	9,783		13,721
Quoted bonds at FVOCI [Member]
Assets measured at fair value:
Fair value	470,696		418,445
Unquoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value	7,205	[1]	7,046
Investment properties [Member]
Assets measured at fair value:
Fair value	15,660		16,308
Derivative financial liability [Member]
Liabilities measured at fair value:
Derivative financial liability	9,319		12,938
Level 1 [Member]
Assets measured at fair value:
Fair value	427,789		384,024
Level 1 [Member] | FVTPL [Member]
Assets measured at fair value:
Fair value	13,267		14,162
Level 1 [Member] | Quoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value	9,783		13,721
Level 1 [Member] | Quoted bonds at FVOCI [Member]
Assets measured at fair value:
Fair value	404,739		356,141
Level 1 [Member] | Unquoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value		[1]
Level 1 [Member] | Investment properties [Member]
Assets measured at fair value:
Fair value
Level 2 [Member]
Assets measured at fair value:
Fair value	78,080		76,681
Level 2 [Member] | FVTPL [Member]
Assets measured at fair value:
Fair value	12,123		14,377
Level 2 [Member] | Quoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value
Level 2 [Member] | Quoted bonds at FVOCI [Member]
Assets measured at fair value:
Fair value	65,957		62,304
Level 2 [Member] | Unquoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value		[1]
Level 2 [Member] | Investment properties [Member]
Assets measured at fair value:
Fair value
Level 2 [Member] | Derivative financial liability [Member]
Liabilities measured at fair value:
Derivative financial liability	9,319		12,938
Level 3 [Member]
Assets measured at fair value:
Fair value	22,865		23,354
Level 3 [Member] | FVTPL [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Quoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Quoted bonds at FVOCI [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Unquoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value	7,205	[1]	7,046
Level 3 [Member] | Investment properties [Member]
Assets measured at fair value:
Fair value	15,660		16,308
Level 3 [Member] | Derivative financial liability [Member]
Liabilities measured at fair value:
Derivative financial liability

[1]	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows: